Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Summary of Significant Accounting Policies (Textual)
Amortization related mortgage servicing rights totaling	$ 13,000	$ 12,000
Servicing mortgage loans	10,800,000	11,700,000
Loan sold under FHLB Program	746,000
Average loan serviced	11,300,000
Servicing fees	$ 19,000	21,000
Fixed-rate mortgage loans with terms	30 years
Mortgage loans on real estate	95.00%
Loan-to-value, percentage	80.00%
Funding target attainment percentage	93.00%
Deferred compensation	$ 1,000	4,000
Liabilities totaled	45,000	61,000
Repayment of a loan	1,200,000	1,400,000
Expense for ESOP	$ 213,000	$ 188,000
Total shares surrendered plan totaled	84,961	103,636
Amounts contributed ESOP	$ 280,000	$ 280,000
Valuation adjustments	171,000	151,000
Fair value less costs to sell, carrying amount	182,000	353,000
Write-down	51,000	145,000
Deposits from related parties	$ 2,900,000	$ 2,700,000
Multi Family and Nonresidential Loans [Member]
Summary of Significant Accounting Policies (Textual)
Fixed-rate mortgage loans with terms	25 years
Mortgage loans on real estate alternate percentage	80.00%
Loans To Qualified Borrowers [Member]
Summary of Significant Accounting Policies (Textual)
Loan-to-value, percentage	90.00%
Loans Secured By Savings [Member]
Summary of Significant Accounting Policies (Textual)
Loan-to-value, percentage	90.00%
Construction Loans [Member]
Summary of Significant Accounting Policies (Textual)
Mortgage loans on real estate alternate percentage	80.00%
Employee Stock Ownership Plan [Member]
Summary of Significant Accounting Policies (Textual)
Total shares surrendered plan totaled	155,794	98,588
Pentegra DB Plan [Member]
Summary of Significant Accounting Policies (Textual)
Plan contributions		$ 153,200,000	$ 163,100,000
Plan contributions, percentage	5.00%	5.00%
Expense related plans totaling	$ 695,000	$ 558,000
Mortgage Servicing Rights [Member]
Summary of Significant Accounting Policies (Textual)
Fair value, total	$ 87,000	$ 94,000
First Mortgage [Member]
Summary of Significant Accounting Policies (Textual)
Mortgage loans on real estate alternate percentage	90.00%